Note 13 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(
13
) COMMITMENTS AND CONTINGENCIES:

From time to time, the Company is a party to claims and legal proceedings arising in the ordinary course of business. Our management evaluates our exposure to these claims and proceedings individually and in the aggregate and records an expense for potential losses on such litigation if it is possible to estimate the amount of loss and if the amount of the loss is probable.

On
November 26, 2018,
we entered a new
two
-year lease for approximately
2,500
square feet of office and distribution warehouse space located in Gainesville, Florida for
$1,600
per month, with a
two
-year renewal option.